Reportable segments (Details Narrative) $ in Millions	Dec. 31, 2025 USD ($)
Segment Reporting [Abstract]
Revenue threshold percentage	10.00%
Computer and office equipment, net carrying amount	$ 0.4
Capitalized software, net carrying amount	$ 6.7